UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22147

PowerShares India Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

301 West Roosevelt Road, Wheaton, IL			60187
(Address of principal executive offices)			(Zip code)

Andrew Schlossberg President 301 West Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 983-0903

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2010

ITEM 1.  REPORTS TO STOCKHOLDERS

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

PowerShares India Exchange-Traded Fund Trust

2010 Semi-Annual Report to Shareholders

April 30, 2010

PowerShares India Portfolio

Table of Contents

Frequency Distribution of Discounts & Premiums	2

Fees and Expenses	3

Consolidated Schedule of Investments	4

Consolidated Statement of Assets and Liabilities	6

Consolidated Statement of Operations	7

Consolidated Statements of Changes in Net Assets	8

Financial Highlights	9

Notes to Consolidated Financial Statements	10

Proxy Results	18

Board Considerations Regarding Continuation of Investment Advisory Agreement	19

Frequency Distribution of Discounts & Premiums

Since inception through April 30, 2010

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Days	0-24 Basis Points	25-49 Basis Points	50-99 Basis Points	100-149 Basis Points	150-199 Basis Points	200+ Basis Points
PIN	PowerShares India Portfolio	03/05/08	544	57	70	103	64	31	25
				Closing Price Below NAV (bps)
				-0-24 Basis Points	-25-49 Basis Points	-50-99 Basis Points	-100-149 Basis Points	-150-199 Basis Points	-200+ Basis Points
				53	34	56	25	15	11

Fees and Expenses

As a shareholder of the PowerShares India Exchange-Traded Fund Trust (the "Fund"), you incur a unitary management fee. The expense example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2010.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expense Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and broker commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Annualized Expense Ratio Based on Number of Days in the Period	Expense Paid During the Six-Month Period(1)
Actual	$1,000.00	$1,160.30	0.78%	$4.18
Hypothetical (5% return before expenses)	$1,000.00	$1,020.93	0.78%	$3.91

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-months ended April 30, 2010. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 181 and then dividing by 365.

Portfolio Composition

PowerShares India Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2010 (Unaudited)

Energy	25.9
Information Technology	16.5
Financial Services	14.9
Utilities	8.6
Materials	8.4
Industrials	8.3
Telecommunication Services	5.2
Consumer Discretionary	5.2
Health Care	4.1
Consumer Staples	3.7
Time Deposit	0.0
Other	(0.8)

Consolidated Schedule of Investments

PowerShares India Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks—100.8%
	India—100.8%
	Consumer Discretionary—5.2%
1,410,870	ITC, Ltd.	$8,421,158
518,475	Mahindra & Mahindra, Ltd.	6,165,404
359,717	Tata Motors, Ltd.	6,978,011
		21,564,573
	Consumer Staples—3.7%
2,854,666	Hindustan Unilever, Ltd.	15,288,207
	Energy—25.9%
831,936	Cairn India, Ltd.(a)	5,848,534
892,348	Essar Oil, Ltd.(a)	2,779,828
411,983	Gail India, Ltd.	3,946,172
1,862,734	Indian Oil Corp., Ltd.	12,398,423
1,474,044	Oil & Natural Gas Corp., Ltd.	34,822,977
170,991	Oil India, Ltd.	4,287,747
1,727,156	Reliance Industries, Ltd.	39,860,947
2,562,085	Reliance Natural Resources, Ltd.(a)	4,013,124
		107,957,752
	Financial Services—14.9%
249,964	Axis Bank, Ltd.	7,066,238
413,062	DLF, Ltd.	2,876,775
359,330	HDFC Bank, Ltd.	15,958,550
142,743	Housing Development Finance Corp., Ltd.	9,000,323
471,434	ICICI Bank, Ltd.	9,959,939
1,429,462	Infrastructure Development Finance Co., Ltd.	5,439,602
254,154	Reliance Capital, Ltd.	4,177,367
75,867	State Bank of India	3,906,348

Number of Shares		Value
	Common Stocks (Continued)
	India (Continued)
2,095,388	Unitech, Ltd.	$3,954,133
		62,339,275
	Health Care—4.1%
637,831	Cipla, Ltd.	4,895,203
140,303	Dr. Reddy's Laboratories, Ltd.	3,988,935
351,217	Ranbaxy Laborities, Ltd.(a)	3,484,428
130,537	Sun Pharmaceutical Industries, Ltd.	4,631,675
		17,000,241
	Industrials—8.3%
126,775	Bharat Heavy Electricals, Ltd.	7,042,070
1,360,448	Jaiprakash Associates, Ltd.	4,467,988
133,874	Larsen & Toubro, Ltd.	4,818,070
271,397	Reliance Infrastructure, Ltd.	6,851,585
239,938	Siemans India, Ltd.	3,843,973
246,834	Sterlite Industries (India), Ltd.	4,534,945
1,900,912	Suzlon Energy, Ltd.(a)	2,915,490
		34,474,121
	Information Technology—16.5%
691,591	Infosys Technologies, Ltd.	42,063,423
59,693	Oracle Financial Sevices Software, Ltd.(a)	2,886,229
738,425	Tata Consultancy Services	12,625,620
746,738	Wipro, Ltd.	11,234,183
		68,809,455
	Materials—8.4%
1,015,903	Hindalco Industries Ltd.	4,031,765
333,723	Hindustan Zinc, Ltd.	9,282,936
537,348	Jindal Steel & Power, Ltd.	8,962,486

See Notes to Consolidated Financial Statements.

Consolidated Schedule of Investments (Continued)

PowerShares India Portfolio

April 30, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	India (Continued)
527,073	Sesa Goa, Ltd.	$5,036,130
1,603,213	Steel Authority of India, Ltd.	7,856,387
		35,169,704
	Telecommunication Services—5.2%
2,170,133	Bharti Airtel, Ltd.	14,610,182
1,990,437	Reliance Communications, Ltd.	7,268,288
		21,878,470
	Utilities—8.6%
1,219,356	Adani Power, Ltd.(a)	3,433,378
1,173,088	JSW Energy Ltd.(a)	3,305,591
5,791,232	NHPC, Ltd.(a)	3,955,053
2,685,151	NTPC, Ltd.	12,570,676
1,996,088	Power Grid Corporation of India, Ltd.	4,922,816
1,094,435	Reliance Power, Ltd.(a)	3,949,300
128,524	Tata Power Co., Ltd.	3,884,102
		36,020,916
	Total Common Stocks (Cost $325,839,185)	420,502,714
Face Value
	Short-Term Instruments—0.0%
	Time Deposit—0.0%
$12,462	Brown Brothers Harriman 0.03%, 5/03/10	12,462
	Total Short-Term Instruments (Cost $12,462)	12,462
	Total Investments—100.8% (Cost $325,851,647)	420,515,176
	Liabilities, less cash and other assets—(0.8)%	(3,170,632)
	Net Assets—100.0%	$417,344,544

Footnotes to the Consolidated Schedule of Investments:

(a)  Non-income producing security.

See Notes to Consolidated Financial Statements.

Consolidated Statement of Assets and Liabilities

PowerShares India Portfolio

April 30, 2010 (Unaudited)

ASSETS:
Investments, at value	$420,515,176
Foreign currency, at value (Cost $3,458,115)	3,458,205
Receivables:
Investments sold	2,716,179
Transaction fees	34,606
Total Assets	426,724,166
LIABILITIES:
Payables:
Shares repurchased	9,109,485
Accrued unitary management fee	270,137
Total Liabilities	9,379,622
NET ASSETS	$417,344,544
NET ASSETS CONSIST OF:
Shares of beneficial interest	$351,674,877
Accumulated net investment income (loss)	(1,716,125)
Accumulated undistributed net realized gain (loss)	(27,277,827)
Net unrealized appreciation	94,663,619
Net Assets	$417,344,544
Shares of beneficial interest outstanding (unlimited shares of $0.01 par value authorized)	18,300,000
Net asset value	$22.81
Share price	$22.57
Investments, at cost	$325,851,647

See Notes to Consolidated Financial Statements.

Consolidated Statement of Operations

PowerShares India Portfolio

For the Six Months Ended April 30, 2010 (Unaudited)

INVESTMENT INCOME:
Dividend income	$975,823
Interest income	285
Total Income	976,108
EXPENSES:
Unitary management fee	1,381,718
Total Expenses	1,381,718
Net Investment Loss	(405,610)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(7,373,662)
Foreign currency transactions	320,208
Net realized gain (loss)	(7,053,454)
Net change in unrealized appreciation (depreciation) from:
Investments	53,454,139
Foreign currency translations	(46,669)
Net change in unrealized appreciation	53,407,470
Net realized and unrealized gain	46,354,016
Net increase in net assets resulting from operations	$45,948,406

See Notes to Consolidated Financial Statements.

Consolidated Statements of Changes in Net Assets

PowerShares India Portfolio

	For the Six Months Ended April 30, 2010 (Unaudited)	For the Year Ended October 31, 2009
OPERATIONS:
Net investments income (loss)	$(405,610)	$927,036
Net realized gain (loss)	(7,053,454)	(16,368,059)
Net change in unrealized appreciation	53,407,470	73,906,010
Net increase in net assets resulting from operations	45,948,406	58,464,987
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,135,493)	(728,187)
Total distributions to shareholders	(1,135,493)	(728,187)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	157,450,430	173,931,574
Value of shares repurchased	(43,057,024)	(23,871,892)
Transaction fees	811,578	765,169
Net increase in net assets resulting from shares transactions	115,204,984	150,824,851
Increase in Net Assets	160,017,897	208,561,651
NET ASSETS:
Beginning of period	257,326,647	48,764,996
End of period	$417,344,544	$257,326,647
Accumulated net investment loss at end of period	$(1,716,125)	$(175,022)
CHANGES IN SHARES OUTSTANDING:
Shares sold	7,250,000	10,250,000
Shares repurchased	(2,000,000)	(1,204,000)
Shares outstanding, beginning of period	13,050,000	4,004,000
Shares outstanding, end of period	18,300,000	13,050,000

See Notes to Consolidated Financial Statements.

Financial Highlights

PowerShares India Portfolio

	For the Six Months Ended April 30, 2010 (Unaudited)		For the Year Ended October 31, 2009	For the Period March 4, 2008(a) through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning period	$19.72		$12.18	$25.00
Net investment income (loss)(b)	(0.02)		0.12	0.12
Net realized and unrealized gain (loss)	3.13		7.39	(13.01)
Total from investment operations	3.11		7.51	(12.89)
Distributions to shareholders from:
Net investment income	(0.07)		(0.07)	(0.09)
Return of capital	—		—	0.00	(c)
Total distributions	(0.07)		(0.07)	(0.09)
Transaction fees(b)	0.05		0.10	0.16
Net asset value at end of period	$22.81		$19.72	$12.18
Share price at end of period(d)	$22.57		$19.31	$12.24
NET ASSET VALUE, TOTAL RETURN(e)	16.03%		62.56%	(51.04)%
SHARE PRICE, TOTAL RETURN(e)	17.30%		58.40%	(50.81)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$417,345		$257,327	$48,765
Ratio to average net assets of:
Expenses	0.78	%(f)	0.78%	0.78	%(f)
Net investment income (loss)	(0.23	)%(f)	0.69%	0.98	%(f)
Portfolio turnover rate(g)	23%		32%	22%

(a)  Commencement of investment operations.

(b)  Based on average shares outstanding.

(c)  Amount represents less than $0.005.

(d)  The mean between the last bid and ask prices.

(e)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period and sale at the share price on the last day of the period. Total investment return calculated for a period of less than one year is not annualized. The net asset value total return from Fund inception on March 5, 2008 (first day of exchange trading) to October 31, 2008 was (51.02)%. The share price total return from Fund inception to October 31, 2008 was (51.87)%.

(f)  Annualized.

(g)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Consolidated Financial Statements.

Notes to Consolidated Financial Statements

PowerShares India Exchange-Traded Fund Trust

April 30, 2010 (Unaudited)

Note 1. Organization

PowerShares India Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on August 3, 2007 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently consists of one portfolio, the PowerShares India Portfolio, an exchange-traded index fund (the "Portfolio"). The Portfolio carries out its investment strategy by investing substantially all of its assets in PowerShares Mauritius, a wholly-owned subsidiary organized in Mauritius (the "Subsidiary"). The Subsidiary invests at least 90% of its total assets in securities that comprise the Indus India Index (or "Underlying Index") and American Depository Receipts ("ADRs") based on securities in the Underlying Index. Invesco PowerShares Capital Management LLC (the "Adviser") serves as the investment adviser to both the Portfolio and the Subsidiary (together the "Fund"). Through such investment structure, the Fund expects to obtain benefits from a tax treaty between Mauritius and India. To obtain benefits under the treaty, the Subsidiary must meet certain tests and conditions, including the establishment of Mauritius tax residence.

The Portfolio's shares ("Shares") are listed on the NYSE Arca, Inc. The Fund's market price may differ to some degree from the net asset value ("NAV") of the Shares of the Fund. Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally for cash. Except when aggregated in Creation Units by Authorized Participants, Shares are not individually redeemable securities of the Fund.

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Underlying Index.

Note 2. Significant Accounting Policies

The financial statements are prepared on a consolidated basis in conformity with Generally Accepted Accounting Principles ("GAAP") in the United States of America, which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from those estimates. In addition, the Fund monitors for material events or transactions that may occur or become known after the period end date and before the date the financial statements are released to print. The accompanying financial statements reflect the financial position of the Fund and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation. The following is a summary of the significant accounting policies followed by the Fund in preparation of its consolidated financial statements.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which

Notes to Consolidated Financial Statements (Continued)

PowerShares India Exchange-Traded Fund Trust

April 30, 2010 (Unaudited)

they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and

Notes to Consolidated Financial Statements (Continued)

PowerShares India Exchange-Traded Fund Trust

April 30, 2010 (Unaudited)

market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Replication Management Risk. The Fund is not "actively" managed and does not seek returns in excess of its Underlying Index. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from its Underlying Index.

Concentration Risk. If the Fund concentrates its investments in an industry or group of industries, the value of the Fund's Shares may rise and fall more than the value of shares of a fund that invests in a broader range of securities.

Non-Correlation Risk. The Fund's return may not match the return of its Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of the Fund and its Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Foreign and Emerging Market Securities Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns.

Geographic Risk. Funds that are less diversified across geographic regions, countries, industries or individual companies are generally riskier than more diversified funds. The economies and financial markets of certain regions can be interdependent and may all decline at the same time.

Cash Redemption Risk. Unlike most exchange-traded funds ("ETFs"), the Fund currently intends to effect redemptions principally for cash and partially in-kind, rather than primarily in-kind because of the nature of the Fund's investments. As such, investments in the Fund's Shares may be less tax efficient than investments in conventional ETFs.

C. Foreign Currency

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon the prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions. Unrealized gains and losses on investments which result from changes in foreign currency exchange rates have been included in the unrealized appreciation (depreciation) of investments. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale

Notes to Consolidated Financial Statements (Continued)

PowerShares India Exchange-Traded Fund Trust

April 30, 2010 (Unaudited)

date are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those securities but are included in realized gains and losses on investment securities sold.

D. Federal Income Taxes

The Fund intends to continue to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Fund will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales and passive foreign investment company adjustments, if any.

The Fund files tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

The Subsidiary continues to: (i) comply with the requirements of the tax treaty; (ii) be a tax resident of Mauritius; and (iii) maintain its central management and control in Mauritius, and therefore expects to be able to obtain the benefits of the treaty. As a result, after considering the benefit of the tax treaty, with respect to Indian taxes, the Fund is not expected to be subject to capital gains tax in India on the sale of Indian securities but is expected to be subject to Indian withholding tax on interest earned on Indian debt securities at rates that may vary from 10% to 42.23%, depending on the nature of the underlying debt security. Dividends from Indian companies are paid to the Fund free of Indian tax. With respect to Mauritian taxes, the Fund is expected to be subject to an effective rate of tax of 3% of its net dividend and interest income and is not expected to be subject to taxes on capital gains.

E. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specified identified cost basis. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date.

F. Expenses

The Fund has agreed to pay the Adviser an annual unitary management fee. The Adviser has agreed to pay for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest and other extraordinary expenses.

G. Dividends and Distributions to Shareholders

The Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records on ex-dividend date. The Fund distributes net realized taxable capital gains, if any, generally annually in cash and records on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis

Notes to Consolidated Financial Statements (Continued)

PowerShares India Exchange-Traded Fund Trust

April 30, 2010 (Unaudited)

earnings and profits, if any, are reported in the Fund's consolidated financial statements as return of capital.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser, pursuant to which the Adviser has overall responsibility as the Fund's investment adviser for the selection and ongoing monitoring of the Fund's investments, managing the Fund's business affairs and providing certain clerical, bookkeeping and other administrative services.

The Fund has agreed to pay the Adviser an annual unitary management fee of 0.78% of its average daily net assets, and the Adviser has agreed to pay for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest and other extraordinary expenses.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (formerly, Invesco Aim Distributors, Inc.) (the "Distributor"), which serves as the distributor of Creation Units of the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

The Adviser has entered into a licensing agreement for the Fund with the Indus Advisors LLC (the "Licensor"). The Underlying Index name trademark is owned by the Licensor. The trademark has been licensed to the Adviser for use with the Fund. The Fund is not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of investing in the Fund. The Fund is not a party to the licensing agreement.

The Trust has entered into service agreements whereby Brown Brothers Harriman & Co. serves as administrator, custodian, fund accountant and transfer agent for the Fund.

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable

Notes to Consolidated Financial Statements (Continued)

PowerShares India Exchange-Traded Fund Trust

April 30, 2010 (Unaudited)

inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered input levels at April 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Category	Level 1	Level 2	Level 3	Total
Common Stock:
Consumer Discretionary	$—	$21,564,573	$—	$21,564,573
Consumer Staples	—	15,288,207	—	15,288,207
Energy	—	107,957,752	—	107,957,752
Financial Services	—	62,339,275	—	62,339,275
Health Care	—	17,000,241	—	17,000,241
Industrials	—	34,474,121	—	34,474,121
Information Technology	—	68,809,455	—	68,809,455
Materials	—	35,169,704	—	35,169,704
Telecommunication Services	—	21,878,470	—	21,878,470
Utilities	—	36,020,916	—	36,020,916
Time Deposit	—	12,462	—	12,462
Total Investments	$—	$420,515,176	$—	$420,515,176

Note 5. Federal Income Taxes

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had capital loss carryforward as of October 31, 2009, which expires as follows:

Expiration	Capital Loss Carryforward*
October 31, 2016	$477,398
October 31, 2017	2,620,805
Total Capital loss carryforward	$3,098,203

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Notes to Consolidated Financial Statements (Continued)

PowerShares India Exchange-Traded Fund Trust

April 30, 2010 (Unaudited)

At April 30, 2010, cost of investments on a tax basis, includes adjustments for financial reporting purposes, as of the most recently completed Federal Income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$101,043,845
Aggregate unrealized (depreciation) of investment securities	(6,380,316)
Net unrealized appreciation of investment securities	$94,663,529

Cost of investments for tax purposes is $325,851,647.

Note 6. Investment Transactions

For the six months ended April 30, 2010, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities and in-kind transactions, were $190,108,892 and $79,579,611, respectively. Gains on in-kind transactions are generally not considered taxable gains for Federal income tax purposes.

Note 7. Trustees' Fees

The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. The Adviser, as a result of the unitary management fee, pays for such compensation. The Non-Independent Trustees of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" (as defined in the 1940 Act) (an "Independent Trustee") and has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 8. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally for cash only. If an in-kind transaction is permitted, there will be a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

The Fund may charge transaction fees for creations and redemptions which are treated as increases in capital.

Notes to Consolidated Financial Statements (Continued)

PowerShares India Exchange-Traded Fund Trust

April 30, 2010 (Unaudited)

Note 9. Indemnification

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these agreements is unknown, as this would involve, future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Proxy Results

A Special Meeting of Shareholders was held on March 22, 2010 to elect seven individuals to the Board of PowerShares India Exchange-Traded Fund Trust:

The results of the voting on the above matter were as follows:

Trustees/Matter	Votes For	Withheld/ Abstentions*
Ronn R. Bagge	10,420,617	38,932
Todd J. Barre	10,417,431	42,118
H. Bruce Bond	10,117,238	342,311
Kevin M. Carome	10,068,550	390,999
Kapil Dev Joory	10,071,394	388,155
Marc M. Kole	10,420,617	38,932
Philip M. Nussbaum	10,421,176	38,373
Graeme J. Proudfoot	10,117,460	342,089
Donald H. Wilson	10,421,180	38,369

* Includes Non-Votes.

Board Considerations Regarding Continuation of Investment Advisory Agreement

At a meeting held on April 15, 2010, the Board of Trustees of the PowerShares India Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for PowerShares India Portfolio (the "Fund").

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Fund and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as the Fund grows, (v) whether the fee level reflects any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with the Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for the Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Fund, information describing the Adviser's current organization and projected staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Fund. The Trustees reviewed matters related to the Adviser's execution of portfolio transactions on behalf of the Fund. The Trustees also reviewed information on the performance of the Fund and its underlying index through December 31, 2009. The Trustees also reviewed reports on the correlation and tracking error between the underlying index and the Fund's performance, including a report of Ibbotson Associates, a consultant to the Independent Trustees, that analyzed the reasons for tracking error for certain PowerShares funds, as well as the Adviser's analysis of the tracking error between the Fund and its underlying index. The Trustees noted that the correlation and tracking error was within the targeted range set forth in the Trust's registration statement. The Trustees concluded that the Fund was correlated to its underlying index and that the tracking error was within an acceptable range given the Fund's circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Fund's administrator, custodian and transfer agent. They noted the significant amount of time and effort the Adviser had devoted to structuring the Trust and overseeing the service providers for the Fund with India investment fund-related experience.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Fund under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on the Fund's total expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on expense ratios of comparable emerging market exchange-traded funds ("ETFs"), open-end index funds and open-end actively-managed funds. The Trustees noted that the annual unitary advisory fee charged to the Fund is 0.78%, and that the Adviser pays all other expenses of the Fund and the wholly-owned subsidiary authorized under the Investment Advisory Agreement, except that the Fund and subsidiary pay their respective brokerage expenses, taxes, interest and extraordinary expenses. The Trustees noted that the Adviser represented that it does not provide investment advisory

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

services to any clients other than the Fund and other ETFs overseen by the Board. The Trustees noted that the Fund's advisory fee was higher than the median expense ratios of its ETF peer funds and open-end index peer funds, but lower than the median expense ratio of its open-end actively-managed peer funds. The Trustees noted that the Fund's advisory fee was reasonable because of the complexity of investing directly in the Indian market, other distinguishing factors of the Fund and the higher administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of the Fund's advisory fee was attributable to a significant license fee payable out of the unitary fee charged to the Fund. The Board concluded that the unitary advisory fee charged to the Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the Adviser from its relationship to the Fund. The Trustees concluded that the estimated profitability to the Adviser of the advisory services provided to the Fund was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed the Fund's asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser, but a unitary fee provides certainty in expenses for the Fund. The Trustees considered whether the advisory fee rate for the Fund was reasonable in relation to the asset size of the Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Fund and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for the Fund. No single factor was determinative in the Board's analysis.

PROXY VOTING POLICIES AND PROCEDURES

A description of the Fund's proxy voting policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's (the "Commission") website at www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Form N-Qs will be available on the Commission's website at www.sec.gov. The Trust's Form N-Qs may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

This report must be preceded or accompanied by the most recent fund prospectus.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903

www.invescopowershares.com

© 2010 Invesco PowerShares Capital Management LLC  P-PIN-SAR-1

ITEM 2.  CODE OF ETHICS.

Not required for a semi-annual period.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for a semi-annual period.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for a semi-annual period.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for a semi-annual period.

ITEM 6.   SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the semi-annual report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940), that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics.

Not Applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not Applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PowerShares India Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg
Name: Andrew Schlossberg
Title: President
Date: July 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Schlossberg
Name: Andrew Schlossberg
Title: President
Date: July 2, 2010

By:	/s/ Bruce T. Duncan
Name: Bruce T. Duncan
Title: Treasurer
Date: July 2, 2010